CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	$ (1,646)	$ (1,533)	$ (1,526)	[1]
Operating profit	929	1,163	1,023	[1]
Income tax	(179)	(69)	(344)	[1]
Total non-operating income and expenses	20	9	26	[1]
Veon Ltd.
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	(134)	(103)	(86)
Other operating gains	0	0	0
Recharged expenses to group companies	23	10	(11)
Operating profit	(111)	(93)	(97)
Finance income and (costs)	(6)	(1)	2
Share in result of subsidiaries after tax	(2,410)	(68)	773
Income tax	(1)	0	(4)
Total non-operating income and expenses	(2,417)	(69)	771
Profit / (loss) for the year	$ (2,528)	$ (162)	$ 674

[1]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10